AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 22, 2006.

SECURITIES ACT FILE NO. 333-135937

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO.  1

LEGG MASON PARTNERS TRUST II*

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

BENJAMIN J. HASKIN, ESQ.	ROGER P. JOSEPH, ESQ.	ROBERT I. FRENKEL, ESQ.

WILLKIE FARR & GALLAGHER LLP 1875 K STREET NW	BINGHAM MCCUTCHEN LLP 150 FEDERAL STREET	LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE
WASHINGTON, DC 20006-1238	BOSTON, MA 02110-1726	STAMFORD, CT 06902

* This filing relates solely to Legg Mason Partners International Large Cap Fund.

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, Class C and Class 1 shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

PART C

OTHER INFORMATION

ITEM 15. Reference is hereby made to (a) Article V of the Registrant’s Declaration of Trust, incorporated by reference herein; (b) paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), incorporated by reference herein; (c) paragraph 7 of the Amendment to the CGMI Distribution Agreement; (d) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), incorporated by reference herein; and (e) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

The Trustees and officers of the Registrant and the personnel of the Registrant’s investment manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1(a) Amended and Restated Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 2-95019) as filed with the Securities and Exchange Commission on October 15, 2001.

1(b) Certificate of Amendment to the Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on September 17, 2002.

1(c) Certificate of Amendment to the Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on September 17, 2002.

1(d) Certificate of Amendment to the Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 27, 2004.

1(e) Amendment to Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 27, 2004.

1(f) Certificate of Amendment to the Amended and Restated Declaration of Trust Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 28, 2004.

1(g) Amendment to the Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 25, 2005.

1(h) Certificate of Amendment to the Amended and Restated Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

1(i) Certificate of Amendment to the Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 27, 2006.

2(a) Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 2-95019) as filed with the Securities and Exchange Commission on October 15, 2001.

3 Not Applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

5 Not Applicable.

6 Management Agreement between the Registrant and Smith Barney Fund Management LLC, as manager to Smith Barney International Large Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 27, 2006.

7(a) Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”), as distributor with respect to the shares of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 21, 2001.

7(b) Letter Agreement with CGMI amending exhibit to Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 27, 2004.

7(c) Amendment to Distribution Agreement with CGMI is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

7(d) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

8 Not Applicable.

9 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company, as custodian is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

10(a) Amended and Restated Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

10(b) Multiple Class Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 1, 1999.

11 Opinion and Consent of Bingham McCutchen LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12 Form of Opinion of Dechert LLP supporting tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

13 Not Applicable.

14 Consents of Independent Registered Public Accounting Firm are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not Applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Annual Report of the Registrant for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Annual Report of the Registrant for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) Statement of Additional Information of the Registrant dated May 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Prospectus and Statement of Additional Information of Legg Mason Partners Small Cap Growth Opportunities Fund dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Annual Report of Legg Mason Partners Small Cap Growth Opportunities Fund for the year ended October 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g) Semi-Annual Report of Legg Mason Partners Small Cap Growth Opportunities Fund for the six months ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h) Code of Ethics of the Registrant and the Manager is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

17(i) Code of Ethics of Legg Mason Investor Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

17(j) Code of Ethics of Batterymarch Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 27, 2006.

17(k) Form of Transfer Agency and Services Agreement between the Registrant and PFPC Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

17(l) License Agreement between the Registrant and Citigroup Inc. is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

17(m) Amended and Restated Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 24, 2006.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 22nd day of August, 2006.

LEGG MASON PARTNERS TRUST II
on behalf of Legg Mason Partners International Large Cap Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, Principal Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

	/s/ R. Jay Gerken R. Jay Gerken	Trustee, Chairman of the Board and Principal Executive Officer	August 22, 2006

	/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer	August 22, 2006

	/s/ Elliot J. Berv* Elliot J. Berv	Trustee	August 22, 2006

	/s/ Donald M. Carlton* Donald M. Carlton	Trustee	August 22, 2006

	/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee	August 22, 2006

	/s/ Mark T. Finn* Mark T. Finn	Trustee	August 22, 2006

	/s/ Stephen R. Gross* Stephen R. Gross	Trustee	August 22, 2006

	/s/ Diana R. Harrington* Diana R. Harrington	Trustee	August 22, 2006

	/s/ Susan B. Kerley* Susan B. Kerley	Trustee	August 22, 2006

	/s/ Alan G. Merten* Alan G. Merten	Trustee	August 22, 2006

	/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	August 22, 2006

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact